Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	Federated Hermes Income Securities Trust
CIK	dei_EntityCentralIndexKey	0000789281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 27, 2024
Prospectus Date	rr_ProspectusDate	Nov. 30, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Inflation Protected Securities Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRFAX
Federated Hermes Inflation Protected Securities Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRFCX
Federated Hermes Inflation Protected Securities Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RRFIX
Federated Hermes Inflation Protected Securities Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIPRX